Other operating income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other operating income
Government grants	¥ 704,602		¥ 635,673	¥ 495,078
Claims income	155,438		177,924	168,940
Others	195,803		101,611	137,542
Total other operating income	¥ 1,055,843	$ 150,984	¥ 915,208	¥ 801,560